Shareholder Report, Holdings (Details) - C000237224	Oct. 31, 2024
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.70%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	93.90%